Assets Held for Sale - Additional Information (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Carrying value of disposal group	$ 19.7